NOTE 8. INCOME TAX (EXPENSE) / CREDIT	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 8. INCOME TAX (EXPENSE) / CREDIT

NOTE 8. INCOME TAX (EXPENSE) / CREDIT

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$	December 31, 2018 A$
Income tax over provision / (income tax expenses)	-	-	102,853
Deferred tax (expenses) / credit	-	(117,322)	404,204
Income tax (expenses) / credit	-	(117,322)	507,057

(a)	The prima-facie tax on (loss) / profit before income tax is reconciled to the income tax credit /(expense) as follows:

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$	December 31, 2018 A$
Numerical reconciliation of income tax expense to prima facie tax payable
Loss before income tax	(10,543,548)	(16,582,877)	(17,350,280)

Income tax credit / (expenses) on loss before income tax at 30%	3,163,064	4,974,863	5,205,084
Difference in overseas tax rates	(148,299)	(3,260,006)	(830,805)
Add / (less) the tax effect of:
Reversal of over provision	-	-	102,853
Tax losses and temporary differences for the year for which no deferred tax is recognized	(3,014,765)	(1,832,179)	(3,970,075)
Income tax (expenses) / credit	-	(117,322)	507,057

(b)	Deferred tax assets / (liabilities) arising from temporary differences and unused tax losses can be summarized as follows:

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$
Balance brought forward	(1,372,653)	(1,244,814)
Temporary differences derecognized	-	(117,322)
Release of disposal of subsidiaries	1,380,402	-
Exchange difference	(21,417)	(10,517)
Total	(13,668)	(1,372,653)

(c)	There were no income tax payable in the consolidated statement of financial position in years 2019 and 2020.